Tax Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Tax Expenses [Abstract]
Schedule of Tax Expenses
Consolidated	12/31/2025	12/31/2024	12/31/2023
Revenues from rendering of services
- PIS	3,061	3,426	2,455
- COFINS	14,801	16,039	11,541
- ISS	15,623	17,977	12,101
Income (loss) from financial instruments net of interest
- PIS	1,110	1,064	1,564
- COFINS	6,815	6,546	9,044
Total	41,410	45,052	36,705